Information concerning the Group's Consolidated Operations (Tables)	6 Months Ended
Jun. 30, 2026
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Revenues by Nature

Revenues by nature

	For the six-month period ended June 30,
	2025	2026
	$ in thousands
Collaboration agreements	26,869	10,669
Licenses	417	200
Products & services	94	137
Total revenues	27,380	11,006

Revenues by nature

	For the three-month period ended June 30,
	2025	2026
	$ in thousands
Collaboration agreements	16,572	5,043
Licenses	123	127
Products & services	29	59
Total revenues	16,725	5,229

Revenues By Country of Origin and Other Income

Revenues by country of origin and other income

	For the six-month period ended June 30,
	2025	2026
	$ in thousands
From France	27,380	11,006
Revenues	27,380	11,006
Research tax credit subsidy	2,842	3,446
Other subsidies and other	-	-
Other income	2,842	3,446
Total revenues and other income	30,222	14,452

Revenues by country of origin and other income

	For the three-month period ended June 30,
	2025	2026
	$ in thousands
From France	16,725	5,229
Revenues	16,725	5,229
Research tax credit	1,505	1,675
Subsidies and other	(36)	-
Other income	1,469	1,675
Total revenues and other income	18,193	6,904

Details of Operating Expenses by Nature

	For the six-month period ended June 30,
Research and development expenses	2025	2026

Wages and salaries	(17,485)	(20,377)
Social charges on stock option grants	(286)	(726)
Non-cash stock-based compensation expense	(1,536)	(2,678)
Personnel expenses	(19,307)	(23,781)
Purchases and external expenses	(16,071)	(19,758)
Depreciation and amortization expenses (incl. right of use amortization)	(9,229)	(8,232)
Other	(405)	(393)
Total research and development expenses	(45,012)	(52,165)

	For the six-month period ended June 30,
Selling, general and administrative expenses	2025	2026

Wages and salaries	(3,277)	(3,723)
Social charges on stock option grants	(154)	(322)
Non-cash stock-based compensation expense	(722)	(1,274)
Personnel expenses	(4,153)	(5,319)
Purchases and external expenses	(4,440)	(4,675)
Depreciation and amortization expenses (incl. right of use amortization)	(718)	(715)
Other	(469)	(620)
Total selling, general and administrative expenses	(9,780)	(11,329)

	For the six-month period ended June 30,
Personnel expenses	2025	2026

Wages and salaries	(20,763)	(24,100)
Social charges on stock option grants	(439)	(1,048)
Non-cash stock-based compensation expense	(2,258)	(3,952)
Total personnel expenses	(23,460)	(29,101)

	For the six-month period ended June 30,
	2025	2026

Other operating income	804	353

	For the three-month period ended June 30,
Research and development expenses	2025	2026

Wages and salaries	(8,821)	(9,041)
Social charges on stock option grants	(35)	10
Non-cash stock-based compensation expense	(885)	(1,550)
Personnel expenses	(9,741)	(10,581)
Purchases and external expenses	(8,493)	(10,171)
Depreciation and amortization expenses (incl. right of use amortization)	(4,652)	(4,055)
Other	(194)	(169)
Total research and development expenses	(23,080)	(24,976)
	-	-
	For the three-month period ended June 30,
Selling, general and administrative expenses	2025	2026

Wages and salaries	(1,650)	(1,994)
Social charges on stock option grants	(14)	(16)
Non-cash stock-based compensation expense	(398)	(739)
Personnel expenses	(2,061)	(2,749)
Purchases and external expenses	(2,425)	(2,355)
Depreciation and amortization expenses (incl. right of use amortization)	(365)	(357)
Other	(227)	(277)
Total selling, general and administrative expenses	(5,078)	(5,739)
	-	-
	For the three-month period ended June 30,
Personnel expenses	2025	2026

Wages and salaries	(10,471)	(11,036)
Social charges on stock option grants	(49)	(5)
Non-cash stock-based compensation expense	(1,282)	(2,289)
Total personnel expenses	(11,802)	(13,330)
	-	-
	For the three-month period ended June 30,
	2025	2026

Other operating income (expenses)	378	290

Details of Financial Income and Expenses

	For the six-month period ended June 30,
Financial income and expenses	2025	2026

Interest income from cash, cash equivalents and financial assets	5,107	3,391
Foreign exchange gains	4,705	4,256
Gain on fair value measurement	1,766	8,761
Other financial income	-	159
Financial income	11,578	16,568
Interest on financial liabilities	(2,802)	(3,118)
Foreign exchange losses	(25,527)	(2,708)
Loss on fair value measurement	(182)	(437)
Interest on lease liabilities	(1,164)	(823)
Other financial expenses	-	(305)
Financial expenses	(29,675)	(7,392)
Net financial gain (loss)	(18,098)	9,176

	For the three-month period ended June 30,
Financial income and expenses	2025	2026

Interest income from cash, cash equivalents and financial assets	2,195	1,546
Foreign exchange gains	3,351	912
Gain on fair value measurement	-	2,255
Other financial income	-	26
Financial income	5,545	4,739
Interest on financial liabilities	(1,500)	(1,603)
Foreign exchange losses	(17,358)	(998)
Loss on fair value measurement	(282)	-
Interest on lease liabilities	(556)	(410)
Other financial expenses	-	(1)
Financial expenses	(19,695)	(3,011)
Net financial gain (loss)	(14,150)	1,727

Disclosure of Income Tax

	For the six-month period ended June 30,
	2025	2026
Income tax	0	(72)

	For the three-month period ended June 30,
	2025	2026
Income tax	0	(25)